INVENTORIES (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Total	$ 151,319,709,000	$ 131,363,000,000
Cost of inventory recognized as cost of sales	968,027,774,000	1,069,024,964,000	$ 1,033,910,027,000
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies		80	$ 80
Gross carrying amount
INVENTORIES
Raw materials	86,102,495,000	78,216,172,000
Finished goods	37,213,848,000	32,097,377,000
Spare parts and supplies	28,777,180,000	19,774,056,000
Work in progress	780,324,000	676,609,000
Other inventories	1,049,165,000	4,134,237,000
Obsolescence provision
INVENTORIES
Inventory	$ (2,603,303,000)	$ (3,535,451,000)